Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues.
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2019		December 31, 2018	December 31, 2017
	RMB	US$	RMB	RMB
Sales in China	288,066	41,378	288,128	235,143
Sales in other countries (principally Europe, Asia and North America)	47,554	6,831	45,394	55,563
	335,620	48,209	333,522	290,706

Schedule of Revenue by Significant Types of Films

The Company’s revenue by significant types of films for 2019, 2018 and 2017 was as follows:

	December 31, 2019			December 31, 2018		December 31, 2017
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	116,681	16,760	34.8%	129,548	38.9%	116,396	40.0%
Printing film	33,877	4,866	10.1%	30,686	9.2%	24,779	8.5%
Metallized film	5,493	789	1.6%	4,373	1.3%	8,431	2.9%
Specialty film	162,432	23,332	48.4%	148,801	44.6%	108,089	37.2%
Base film for other applications	17,137	2,462	5.1%	20,114	6.0%	33,011	11.4%
	335,620	48,209	100.0%	333,522	100.0%	290,706	100.0%